Retirement Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	5.00%	5.00%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (2,150,000,000)	$ (1,895,000,000)
Actuarial Assumption of Rate of Increase in Pensionable Remuneration [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 2,782,000,000	$ 2,504,000,000
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	2.00%	2.00%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (10,120,000,000)	$ (8,850,000,000)
Actuarial Assumption of Rate of Increase in Pensions in Payment [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 12,662,000,000	$ 11,271,000,000
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	7.00%	7.00%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (451,000,000)	$ (455,000,000)
Actuarial Assumption of Rate of Increase in Healthcare Costs [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 551,000,000	$ 555,000,000
Actuarial Assumption of Discount Rate For Pension Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	3.00%	3.00%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Discount Rate For Pension Plans [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 19,042,000,000	$ 16,904,000,000
Actuarial Assumption of Discount Rate For Pension Plans [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (14,567,000,000)	$ (12,912,000,000)
Actuarial Assumption of Discount Rate For Healthcare Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	4.00%	4.00%
Range of assumptions	(1.00%)
Range of assumptions	1.00%
Actuarial Assumption of Discount Rate For Healthcare Plans [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 599,000,000	$ 662,000,000
Actuarial Assumption of Discount Rate For Healthcare Plans [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (483,000,000)	$ (528,000,000)
Men [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Average age	87 years	87 years
Range of assumptions	-1 year to +1 year
Men [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (1,906,000,000)	$ (1,743,000,000)
Men [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 2,022,000,000	$ 1,797,000,000
Women [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Average age	89 years	89 years
Range of assumptions	-1 year to +1 year
Women [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ (1,720,000,000)	$ (1,484,000,000)
Women [Member] | Top of Range [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/(decrease) in defined benefit obligations	$ 1,828,000,000	$ 1,530,000,000